THE ARMADA ADVANTAGE FUND

                         Institutional Money Market Fund

   Supplement dated April 14, 2005 to the Statement of Additional Information
                            dated October 25, 2004.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

         On April 8, 2005, the Board of Trustees of The Armada Advantage Fund (the "Trust"), including a majority of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), elected Dale C. LaPorte as a Trustee.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TRUSTEES AND OFFICERS" FOUND ON PAGE 20 OF THE STATEMENT OF ADDITIONAL INFORMATION.


                                                                                          Number of
                                                                                         Portfolios
                                              Length of                                   in Fund
                             Position(s)        Time                                     Complex 3
        Name, Address 1,      Held with       Served in     Principal Occupation(s)     Overseen by       Other Directorships
     Date of Birth and Age    the Trust      Position 2       During Past 5 Years         Trustee           Held by Trustee 4
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEE
-------------------
Dale C. LaPorte               Trustee          Since       Partner, Calfee, Halter &        31         Secretary and Director,
Date of Birth:                                 April       Griswold LLP (law firm)                     Morrison Products, Inc.
1/04/42                                        2005        since January 2000;                         since January 2001;
Age: 63                                                    Chairman of Executive
                                                           Committee of Calfee,
                                                           Halter & Griswold LLP
                                                           from January 2000
                                                           through December
                                                           2004.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TRUSTEE OWNERSHIP OF ARMADA FUND FAMILY SHARES" FOUND ON PAGE 24 AND "CERTAIN INTERESTS OF INDEPENDENT TRUSTEES" FOUND ON PAGE 26 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         The following table shows the dollar range of shares beneficially owned by Independent Trustee Dale C. LaPorte in the Funds and the Armada fund family in the aggregate as of December 31, 2004.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF
                                    DOLLAR RANGE OF           EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND        EQUITY SECURITIES IN THE FUNDS     THE TRUST OVERSEEN BY THE TRUSTEE
--------------------------------------------------------------------------------------------------
DALE C. LAPORTE                          NONE                            Over $100,000
--------------------------------------------------------------------------------------------------

CERTAIN INTERESTS OF INDEPENDENT DIRECTORS

         Since June 1, 2003, Calfee, Halter & Griswold LLP has periodically represented National City Bank and other affiliates of National City Corporation, excluding investment adviser affiliates, in connection with commercial loans, bond transactions, equity investments and litigation matters. Fees from the representation were significantly less than 1% of the law firm's revenues in each of 2003 and 2004.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE